Nature of the Organization and Business (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 20, 2018
Nature of the Organization and Business [Line Items]
Incorporation date	Jul. 20, 2018	Jul. 25, 2001
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Cash and cash equivalents		$ 2,100
Accumulated deficit	$ (149,245)	(131,940)	$ (104,057)
Working capital	1,500	2,200
Cash and cash equivalents	$ 3,064	$ 2,059	$ 5,308
Corporate History [Member]
Nature of the Organization and Business [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001